Restatement of Previously Issued Combined Financial Statements	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Combined Financial Statements
2. Restatement of Previously Issued Combined Financial Statements
Subsequent to the issuance of the audited combined financial statements for the year ended December 31, 2020 and 2019, the Company determined the balance of accounts receivable, net, as of December 31, 2020, was understated by $7.0 million and general and administrative expense was understated by $0.7 million for the year ended December 31, 2019. The error as of December 31, 2020 was the result of the omission of an unbilled amount which was also improperly excluded from net transfers from parent company in the combined statement of changes in parent company net investment for the year ended December 31, 2020, resulting in an understatement of parent company net investment. The error as of December 31, 2019 related to bad debt expense that was not properly included in general and administrative expense on the combined statements of operations and was improperly recorded as part of the net transfers from parent company in the combined statements of changes in parent company net investment. The errors identified as of December 31, 2020 and 2019, each resulted in the overstatement of cash provided by operating activities and an understatement of cash provided by financing activities in the combined statements of cash flows, in the respective periods. The Company has concluded that the errors identified were material to the combined financial statements as of and for the year ended December 31, 2020 and 2019. Accordingly, previously reported amounts have been revised to reflect the correction of the error as well as other immaterial errors identified through the process of compiling the carve-out
financial statements.
The following tables present the revised results for the year ended December 31, 2020, the adjustments made and the previously reported amounts to summarize the effect of the restatement on the previously-issued combined financial statements for the periods impacted (in thousands).
Combined Balance Sheets

	December 31, 2020
	Reported	Adjustment	Restated
Assets:
Accounts receivable	$8,870	$7,005	$15,875
Total current assets	$9,644	$7,005	$16,649
Intangible assets, net	$186,592	$52	$186,644
Goodwill	$84,066	$(87)	$83,979
Total assets	$288,410	$6,970	$295,380

	December 31, 2020
	Reported	Adjustment	Restated
Liabilities:
Accrued liabilities	$3,456	$500	$3,956
Current portion of finance lease liabilities	$14	$(13)	$1
Total current liabilities	$13,790	$487	$14,277
Deferred income taxes, net	$29,185	$(260)	$28,925
Other long-term liabilities	$1,295	$13	$1,308
Total liabilities	$59,603	$240	$59,843
Parent company net investment:
Parent company net investment	$228,807	$6,730	$235,537
Total liabilities and parent company net investment	$288,410	$6,970	$295,380
Combined Statements of Operations

	Year ended December 31, 2020
	Reported	Adjustment	Restated
Research and development	$24,894	$(98)	$24,796
General and administrative	$10,240	$(15)	$10,225
Total operating expenses	$49,004	$(113)	$48,891
Loss from operations	$(25,736)	$113	$(25,623)
Loss before income tax	$(23,841)	$113	$(23,728)
Income tax benefit (expense)	$5,945	$226	$6,171
Net loss	$(17,896)	$339	$(17,557)
Combined Statements of changes in Parent Company Net Investment

	December 31, 2020
	Reported	Adjustment	Restated
Parent company net investment – January 1, 2020	$218,185	$58	$218,243
Net loss	$(17,896)	$339	$(17,557)
Net transfers from parent company	$19,353	$6,333	$25,686
Parent company net investment – December 31, 2020	$228,807	$6,730	$235,537
Combined Statements of Cash Flows

	Year ended December 31, 2020
	Reported	Adjustment	Restated
Operating activities:
Net loss	$(17,896)	$339	$(17,557)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Deferred income taxes, net	$(5,960)	$(225)	$(6,185)
Other	$—	$161	$161
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable, net	$(1,096)	$1,435	$339
Accounts payable and accrued liabilities	$2,337	$422	$2,759
Deferred revenue	$9,779	$(8,451)	$1,328
Other	$1,323	$(14)	$1,309
Net cash provided by operating activities	$9,952	$(6,333)	$3,619

	Year ended December 31, 2020
	Reported	Adjustment	Restated
Financing activities:
Net transfer from parent	$19,353	$6,333	$25,686
Net cash provided by financing activities	$17,028	$6,333	$23,361
Supplemental disclosure of cash flow information:
Deferred revenue recorded in accounts receivable	$—	$8,451	$8,451
The following tables present the revised results for the year ended December 31, 2019, the adjustments made and the previously reported amounts to summarize the effect of the restatement on the previously-issued combined financial statements for the periods impacted (in thousands).
Combined Balance Sheets

	December 31, 2019
	Reported	Adjustment	Restated
Assets:
Accounts receivable	$7,774	$150	$7,924
Total current assets	$7,795	$150	$7,945
Goodwill	$77,108	$(86)	$77,022
Total assets	$262,320	$64	$262,384
Liabilities:
Accounts payable	$806	$71	$877
Current portion of finance lease liabilities	$—	$7	$7
Total current liabilities	$6,139	$78	$6,217
Deferred income taxes, net	$35,388	$(86)	$35,302
Other long-term liabilities	$295	$14	$309
Total liabilities	$44,135	$6	$44,141
Parent company net investment:
Parent company net investment	$218,185	$58	$218,243
Total liabilities and parent company net investment	$262,320	$64	$262,384
Combined Statements of Operations

	Year ended December 31, 2019
	Reported	Adjustment	Restated
License and milestone revenue	$12,685	$65	$12,750
Service revenue	$5,528	$40	$5,568
Total revenue	$18,213	$105	$18,318
Research and development	$13,137	$71	$13,208
General and administrative	$7,976	$675	$8,651
Total operating expenses	$30,599	$746	$31,345
Loss from operations	$(12,386)	$(641)	$(13,027)
Loss before income tax	$(12,386)	$(641)	$(13,027)
Income tax benefit (expense)	$(657)	$95	$(562)
Net loss	$(13,043)	$(546)	$(13,589)

Combined Statements of changes in Parent Company Net Investment

	December 31, 2019
	Reported	Adjustment	Restated
Net loss	$(13,043)	$(546)	$(13,589)
Net transfers from parent company	$19,686	$604	$20,290
Parent company net investment – December 31, 2019	$218,185	$58	$218,243
Combined Statements of Cash Flows

	Year ended December 31, 2019
	Reported	Adjustment	Restated
Operating activities:
Net loss	$(13,043)	$(546)	$(13,589)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Deferred income taxes, net	$653	$(96)	$557
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable, net	$(5,565)	$1,275	$(4,290)
Accounts payable and accrued liabilities	$(648)	$78	$(570)
Deferred revenue	$(450)	$(1,425)	$(1,875)
Other	$(1,959)	$110	$(1,849)
Net cash used in operating activities	$(4,591)	$(604)	$(5,195)
Financing activities:
Net transfer from parent	$19,686	$604	$20,290
Net cash provided by financing activities	$16,686	$604	$17,290
Supplemental disclosure of cash flow information:
Deferred revenue recorded in accounts receivable	$—	$1,425	$1,425